Subsequent Events (Details Narrative) - shares	Feb. 11, 2021	Feb. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares issued			17,585,261	1,738,837
Common stock, shares outstanding			17,585,261	1,738,837
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Transfer Agent [Member]
Number of common stock share to cancel	932,432
Issue of pre-funded warrants	932,432
Common stock, shares issued		16,652,829
Common stock, shares outstanding		16,652,829